Related Party Transactions (Details) ¥ in Thousands, $ in Millions	1 Months Ended					12 Months Ended
	Mar. 31, 2023 CNY (¥)	Jan. 31, 2023 CNY (¥)	Apr. 30, 2021 CNY (¥)	Apr. 30, 2021 USD ($)	Jan. 31, 2021 CNY (¥) shares	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)
Related Party Transactions [Line Items]
Withdrawal of loan								¥ 10,000	$ 1.5
Interest bearing rate								3.50%	3.50%
Prepayments to related parties						¥ 4,100	¥ 5,500
Value of the purchased goods							2,000
Shanghai Guangcheng Information [Member]
Related Party Transactions [Line Items]
Principal amount of debt			¥ 33,400	$ 5.0
Short term interest bearing rate			3.50%	3.50%
Total loan facility (in Dollars) | $				$ 5.0
Wuhan Chunzhijin [Member]
Related Party Transactions [Line Items]
Principal amount of debt						10,000
Conversion of debt into equity interest	¥ 3,400
Superb Origin International Limited [Member]
Related Party Transactions [Line Items]
Payment for advance		¥ 5,500
Nanjing Animal Pharmaceutical [Member]
Related Party Transactions [Line Items]
Payment for advance						¥ 5,400	¥ 350
Fei Wang [Member]
Related Party Transactions [Line Items]
Principal amount of debt					¥ 500
Short term interest bearing rate					4.00%
Loan pledged by stock options (in Shares) | shares					515,000